Average Annual Total Returns - FidelitySustainableHighYieldETF-PRO - FidelitySustainableHighYieldETF-PRO - Fidelity Sustainable High Yield ETF	Dec. 30, 2024
Fidelity Sustainable High Yield ETF | Return Before Taxes
Average Annual Return:
Past 1 year	12.81%
Since Inception	2.51%	[1]
Fidelity Sustainable High Yield ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.67%
Since Inception	(0.14%)	[1]
Fidelity Sustainable High Yield ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.46%
Since Inception	0.74%	[1]
ML038
Average Annual Return:
Past 1 year	13.47%
Since Inception	2.78%
IXWRV
Average Annual Return:
Past 1 year	13.38%
Since Inception	2.31%
LB091
Average Annual Return:
Past 1 year	6.17%
Since Inception	(1.96%)

[1]	A From February 15, 2022 .